Columbia Funds Variable Series Trust II
290 Congress Street
Boston, MA 02210
May 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Variable Series Trust II (the Registrant)
Columbia Variable Portfolio – Commodity Strategy Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund
Columbia Variable Portfolio – High Yield Bond Fund
Columbia Variable Portfolio – Large Cap Index Fund
Columbia Variable Portfolio – Select Corporate Income Fund
(prior to May 1, 2026, known as Columbia Variable Portfolio - Corporate Bond Fund)
Columbia Variable Portfolio – Select Mid Cap Growth Fund
Columbia Variable Portfolio – Select Mid Cap Value Fund
Columbia Variable Portfolio – Select Short Corporate Income Fund
(prior to May 1, 2026, known as Columbia Variable Portfolio - Limited Duration Credit Fund)
CTIVP® – CenterSquare Real Estate Fund
CTIVP® – Victory Sycamore Established Value Fund
CTIVP® – Westfield Mid Cap Growth Fund
CTIVP® – Westfield Select Large Cap Growth Fund
Variable Portfolio – Partners Core Bond Fund
Variable Portfolio – Partners Core Equity Fund

Post-Effective Amendment No. 104
File No. 333-146374 /811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 104 (Amendment). This Amendment was filed electronically on April 27, 2026.
If you have any questions, please contact either me at (212) 850-1703 or MaryEllen McLaughlin at (617) 385-9540.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Variable Series Trust II